Submission	Jul. 14, 2026
Submission [Line Items]
Central Index Key	0001837607
Registrant Name	AEON Biopharma, Inc.
Registration File Number	333-297327
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES